SMALLCAP World Fund®
Investment portfolio
December 31, 2024
unaudited

Common stocks 94.99% Industrials 23.32%	Shares	Value (000)
Comfort Systems USA, Inc.	1,667,128	$706,962
Saia, Inc.[1]	1,256,515	572,632
Diploma PLC[2]	10,472,439	557,010
AZEK Co., Inc. (The), Class A1,2	8,203,605	389,425
Crane Co.	2,455,426	372,611
Interpump Group SpA[2]	8,235,937	365,919
CSW Industrials, Inc.[2]	951,963	335,853
CBIZ, Inc.[1,2]	4,014,919	328,541
Kadant, Inc.[2]	939,565	324,141
IMCD NV	2,061,665	305,329
Herc Holdings, Inc.[2]	1,511,808	286,231
BELIMO Holding AG	422,935	279,344
Enpro, Inc.[2]	1,595,523	275,148
XPO, Inc.[1]	2,037,289	267,190
FTAI Aviation, Ltd.	1,739,220	250,517
International Container Terminal Services, Inc.	36,554,546	243,833
TriNet Group, Inc.	2,469,824	224,186
Arcosa, Inc.	2,293,269	221,851
Casella Waste Systems, Inc., Class A1	2,074,095	219,460
IMI PLC	9,322,353	211,607
Hensoldt AG	5,661,186	202,223
First Advantage Corp.[1,2]	10,780,812	201,925
Applied Industrial Technologies, Inc.	829,363	198,608
Munters Group AB2	10,798,911	181,519
Enerpac Tool Group Corp., Class A2	4,347,380	178,634
Bombardier, Inc., Class B1	2,573,724	175,019
Trelleborg AB, Class B	5,103,014	174,301
Carel Industries SpA[2,3]	8,999,936	172,470
VAT Group AG	451,711	169,830
UL Solutions, Inc., Class A	3,333,700	166,285
Regal Rexnord Corp.	1,047,173	162,448
Visional, Inc.[1,2,3]	3,160,196	160,061
Cleanaway Waste Management, Ltd.	94,024,846	154,119
ICF International, Inc.[2]	1,283,446	153,000
VSE Corp.[2,3]	1,595,150	151,699
Addtech AB, Class B	5,442,314	147,873
NICHIAS Corp.[2]	4,157,000	146,423
DO & CO AG, non-registered shares[1,2]	779,520	145,341
MISUMI Group, Inc.	9,316,694	143,254
TFI International, Inc. (CAD denominated)	968,019	130,807
TFI International, Inc.	39,510	5,337
Japan Elevator Service Holdings Co., Ltd.[2]	7,016,300	128,897
Armstrong World Industries, Inc.	872,331	123,287
Howden Joinery Group PLC	12,378,383	122,486
Lifco AB, Class B	4,195,000	121,548
Qantas Airways, Ltd.[1]	21,639,372	119,879
SMALLCAP World Fund — Page 1 of 29

unaudited
Common stocks (continued) Industrials (continued)	Shares	Value (000)
Masco Corp.	1,625,000	$117,926
Wizz Air Holdings PLC[1,2]	6,525,382	116,708
Alaska Air Group, Inc.[1]	1,800,000	116,550
Graco, Inc.	1,374,000	115,814
Babcock International Group PLC	17,646,593	110,558
KEI Industries, Ltd.	2,128,803	110,212
Nexans SA	1,026,572	110,005
Simpson Manufacturing Co., Inc.	657,421	109,020
Builders FirstSource, Inc.[1]	760,228	108,659
Weir Group PLC (The)	3,978,926	108,338
Inox Wind, Ltd.	50,605,401	106,776
Arcadis NV, non-registered shares	1,757,001	106,721
ATS Corp.[1]	3,449,762	105,212
Loar Holdings, Inc.[1,3]	1,416,079	104,662
Volution Group PLC[2]	14,854,157	103,925
SPIE SA	3,249,042	100,798
International Consolidated Airlines Group SA (CDI)	26,494,000	100,097
Federal Signal Corp.	1,059,403	97,878
Matson, Inc.	709,292	95,641
Hub Group, Inc., Class A	2,134,320	95,105
Watsco, Inc.	200,000	94,778
Grafton Group PLC	7,843,552	94,192
SWCC Corp.[2]	1,968,100	93,799
Sterling Infrastructure, Inc.[1]	532,999	89,784
LS Electric Co., Ltd.	837,484	89,599
Lyft, Inc., Class A1	6,775,478	87,404
Air Lease Corp., Class A	1,800,000	86,778
Copa Holdings, SA, Class A	948,945	83,393
RS Group PLC	9,632,695	82,026
BayCurrent, Inc.	2,429,030	81,511
SiteOne Landscape Supply, Inc.[1]	609,885	80,365
Cadre Holdings, Inc.[2]	2,444,056	78,943
Harmonic Drive Systems, Inc.[3]	3,656,167	76,929
Chart Industries, Inc.[1]	400,000	76,336
Rumo SA	25,640,000	74,033
Sweco AB, Class B	4,803,984	71,489
Dayforce, Inc.[1]	979,310	71,137
SPX Technologies, Inc.[1]	481,641	70,088
Hammond Power Solutions, Inc., Class A3	730,120	65,040
MonotaRO Co., Ltd.	3,820,100	64,202
dormakaba Holding AG	89,566	63,542
Instalco AB2	20,890,438	62,229
CECO Environmental Corp.[1,2]	1,974,769	59,697
Sinfonia Technology Co., Ltd.[3]	1,442,723	57,927
Engcon AB, Class B	6,013,176	56,831
Voltronic Power Technology Corp.	956,000	54,040
AAON, Inc.	451,170	53,094
Aalberts NV, non-registered shares	1,484,882	52,437
Embraer SA1	5,690,100	52,127
GMS, Inc.[1]	611,792	51,898
Johns Lyng Group, Ltd.[2]	22,207,565	51,375
WillScot Holdings Corp., Class A1	1,500,000	50,175
Montana Aerospace AG1	3,098,065	48,875
Alight, Inc., Class A	7,021,606	48,589
Fiverr International, Ltd.[1,3]	1,518,959	48,197
SMALLCAP World Fund — Page 2 of 29

unaudited
Common stocks (continued) Industrials (continued)	Shares	Value (000)
Upwork, Inc.[1]	2,906,124	$47,515
Grupo Aeroportuario del Centro Norte, SAB de CV, Series B	5,463,036	47,019
REV Group, Inc.	1,407,867	44,869
Takasago Thermal Engineering Co., Ltd.	1,098,300	44,361
Fluidra, SA, non-registered shares	1,832,095	44,361
INVISIO Communications AB	1,769,000	44,007
Byrna Technologies, Inc.[1,2]	1,513,750	43,611
Sulzer AG	300,000	43,272
Reliance Worldwide Corp., Ltd.	13,700,714	42,465
CAE, Inc.[1]	1,657,584	42,090
IDEX Corp.	200,000	41,858
Georg Fischer AG	553,020	41,803
Judges Scientific PLC[2]	395,543	41,765
Trex Co., Inc.[1]	602,320	41,578
Miura Co., Ltd.	1,661,847	41,558
InPost SA1	2,411,702	41,249
CCR SA, ordinary nominative shares	24,650,291	40,573
AirTAC International Group	1,550,000	39,738
FTAI Infrastructure, Inc.	5,345,350	38,807
SATS, Ltd.	14,430,900	38,442
UFP Industries, Inc.	333,295	37,546
Boyd Group Services, Inc.[3]	241,918	36,483
Mader Group, Ltd.	9,751,655	36,332
FTI Consulting, Inc.[1]	190,072	36,328
McGrath RentCorp	322,492	36,061
AQ Group AB	2,687,638	33,994
BWX Technologies, Inc.	301,745	33,611
Controladora Vuela Compañía de Aviación, SAB de CV, Class A (ADR), ordinary participation certificates[1,3]	4,061,592	30,218
Controladora Vuela Compañía de Aviación, SAB de CV, Class A1	4,120,200	3,089
APi Group Corp.[1]	907,771	32,653
Generac Holdings, Inc.[1]	207,989	32,249
Cargotec OYJ, Class B, non-registered shares	604,945	32,145
THK Co., Ltd.[3]	1,282,000	29,395
MDA Space, Ltd.[1]	1,391,345	28,583
Ventia Services Group Pty, Ltd.	12,643,253	28,089
GVS SpA[1]	5,414,167	27,418
Kingspan Group PLC	376,909	27,415
Sinoseal Holding Co., Ltd., Class A	5,298,624	27,322
Indutrade AB	1,080,000	27,026
AutoStore Holdings, Ltd.[1]	27,083,196	26,628
Beijer Ref AB, Class B	1,783,220	26,233
Kurita Water Industries, Ltd.	750,000	26,106
Chemring Group PLC	6,180,348	25,460
Cera Sanitaryware, Ltd.	286,600	25,377
IndiaMart InterMesh, Ltd.	953,358	24,975
Finning International Inc.	938,250	24,862
Delhivery Ltd.[1]	6,166,499	24,842
Melrose Industries PLC	3,561,312	24,682
Tecnoglass, Inc.	296,646	23,530
Valmet OYJ[3]	945,415	22,805
Adecco Group AG	904,650	22,277
Storskogen Group AB, Class B	20,150,620	20,949
easyJet PLC	3,000,000	20,944
MYR Group, Inc.[1]	140,267	20,868
SMALLCAP World Fund — Page 3 of 29

unaudited
Common stocks (continued) Industrials (continued)	Shares	Value (000)
Warom Technology, Inc. Co., Class A	7,093,263	$19,694
Grupa Pracuj SA3	1,300,000	18,003
Localiza Rent a Car SA, ordinary nominative shares[1]	3,284,618	17,115
NIBE Industrier AB, Class B3	4,328,637	16,958
Spirax Group PLC	195,533	16,685
Atkore, Inc.	192,220	16,041
R&S Group Holding AG1	753,680	15,467
Norva24 Group AB1	6,344,661	15,153
discoverIE Group PLC	1,594,651	14,279
Oshkosh Corp.	150,000	14,260
Advanced Drainage Systems, Inc.	122,511	14,162
Karnell Group AB1,2	3,739,000	13,947
Shaily Engineering Plastics, Ltd.	704,488	11,846
Teleperformance SE	122,550	10,511
Green Landscaping Group AB1	1,624,259	10,336
Fasadgruppen Group AB	1,720,978	7,152
Nitta Corp.	180,825	4,251
Einride AB1,2,4,5	438,277	4,010
Japan Airport Terminal Co., Ltd.	125,400	3,957
		17,269,790
Consumer discretionary 17.45%
TopBuild Corp.[1,2]	2,165,365	674,165
CAVA Group, Inc.[1]	5,188,886	585,306
Dollarama, Inc.	5,010,000	488,923
Tube Investments of India, Ltd.[2]	10,477,868	436,719
Wyndham Hotels & Resorts, Inc.[2]	4,108,236	414,069
Global-E Online, Ltd.[1]	6,435,165	350,910
Champion Homes, Inc.[1,2]	3,639,774	320,664
Cavco Industries, Inc.[1,2]	660,036	294,528
Ollies Bargain Outlet Holdings, Inc.[1]	2,529,777	277,592
Evolution AB	3,571,388	274,127
Entain PLC	31,039,401	265,840
Floor & Decor Holdings, Inc., Class A1	2,443,374	243,604
Toll Brothers, Inc.	1,927,000	242,706
Wayfair, Inc., Class A1,3	5,194,719	230,230
MakeMyTrip, Ltd.[1]	1,998,763	224,421
Lottomatica Group SpA[2]	16,081,463	214,280
Thor Industries, Inc.	2,031,338	194,419
KB Home	2,957,918	194,394
YETI Holdings, Inc.[1,2]	4,647,079	178,959
Modine Manufacturing Co.[1]	1,532,658	177,681
DraftKings, Inc., Class A1	4,660,781	173,381
Games Workshop Group PLC	1,039,617	172,404
Williams-Sonoma, Inc.	925,446	171,374
Inchcape PLC	16,528,776	158,345
Boot Barn Holdings, Inc.[1]	978,766	148,596
Lennar Corp., Class A	1,058,458	144,342
Lennar Corp., Class B3	21,169	2,797
Jumbo SA	5,421,500	143,544
Five Below, Inc.[1]	1,323,734	138,939
Norwegian Cruise Line Holdings, Ltd.[1]	5,237,662	134,765
Bright Horizons Family Solutions, Inc.[1]	1,186,932	131,571
Watches of Switzerland Group PLC[1,2]	17,792,686	123,810
Levi Strauss & Co., Class A	6,625,378	114,619
SMALLCAP World Fund — Page 4 of 29

unaudited
Common stocks (continued) Consumer discretionary (continued)	Shares	Value (000)
Patrick Industries, Inc.	1,344,699	$111,718
Century Communities, Inc.	1,512,000	110,920
B&M European Value Retail SA	23,691,635	108,827
Polaris, Inc.	1,872,596	107,899
Skechers USA, Inc., Class A1	1,600,000	107,584
Moncler SpA	2,015,000	107,025
Light & Wonder, Inc.[1]	1,227,175	106,003
DPC Dash, Ltd.[1,2]	10,400,586	104,288
Domino’s Pizza Group PLC[2]	26,295,118	103,661
Sega Sammy Holdings, Inc.	5,210,800	101,064
BRP, Inc.	1,971,033	100,386
Genius Sports, Ltd.[1,2]	11,412,242	98,716
Adtalem Global Education, Inc.[1]	1,016,441	92,344
Melco Resorts & Entertainment, Ltd. (ADR)[1]	15,919,610	92,175
Murphy USA, Inc.	175,000	87,806
Rusta AB2	12,143,335	82,197
Pool Corp.	226,382	77,183
Zalando SE, non-registered shares[1]	2,247,743	75,391
Genda, Inc.[1,2,3]	4,657,500	74,756
Domino’s Pizza, Inc.	176,500	74,088
Steven Madden, Ltd.	1,710,595	72,734
Installed Building Products, Inc.	407,249	71,370
Guzman y Gomez, Ltd.[1]	2,755,682	69,012
Peloton Interactive, Inc., Class A1	7,742,528	67,360
Jack in the Box, Inc.[2]	1,606,607	66,899
Auction Technology Group PLC[1,2]	9,694,672	66,386
Advance Auto Parts, Inc.	1,384,490	65,473
Camping World Holdings, Inc., Class A	3,101,878	65,388
On Holding AG, Class A1	1,177,536	64,494
Trainline PLC[1]	11,779,700	63,487
ABC-Mart, Inc.	3,060,300	61,668
Shoei Co., Ltd.[2,3]	4,291,700	61,093
Malibu Boats, Inc., Class A1,2	1,622,920	61,006
Aditya Vision, Ltd.[2]	10,255,120	60,980
Kontoor Brands, Inc.	708,372	60,502
Mattel, Inc.[1]	3,405,758	60,384
RH1	150,000	59,038
Brunello Cucinelli SpA	532,326	58,414
Darden Restaurants, Inc.	303,300	56,623
Meritage Homes Corp.	353,400	54,360
Crompton Greaves Consumer Electricals, Ltd.	11,450,569	52,938
XPEL, Inc.[1]	1,314,345	52,495
VF Corp.[3]	2,380,695	51,090
Dominos Pizza Enterprises, Ltd.	2,807,480	51,036
tonies SE, Class A1,2	6,495,138	51,024
MGM China Holdings, Ltd.[3]	39,776,800	50,913
Cairn Homes PLC	21,182,947	50,829
OneSpaWorld Holdings, Ltd.	2,531,129	50,369
Ermenegildo Zegna NV3	5,919,353	48,894
Temple & Webster Group, Ltd.[1]	5,938,319	48,165
Sanrio Co., Ltd.	1,369,800	47,743
Beazer Homes USA, Inc.[1,2]	1,659,813	45,578
Chalet Hotels, Ltd.[1]	3,886,343	44,157
Metaplanet, Inc.[1,2,3]	2,012,800	44,114
Puuilo OYJ	4,124,072	43,645
SMALLCAP World Fund — Page 5 of 29

unaudited
Common stocks (continued) Consumer discretionary (continued)	Shares	Value (000)
Planet Fitness, Inc., Class A1	430,000	$42,514
Six Flags Entertainment Corp.[1]	878,120	42,317
Fox Factory Holding Corp.[1]	1,341,155	40,597
Sabre Corp.[1]	10,508,386	38,356
KinderCare Learning Companies, Inc.[1]	2,128,000	37,878
Flutter Entertainment PLC[1]	144,780	37,418
Tsuburaya Fields Holdings, Inc.[3]	3,183,000	37,081
MRF, Ltd.	22,816	34,748
Pets at Home Group PLC	13,382,783	34,353
Whirlpool Corp.	291,517	33,373
IDP Education, Ltd.	4,207,109	32,796
Macy’s, Inc.	1,900,000	32,167
Devyani International, Ltd.[1]	15,000,000	31,849
Nien Made Enterprise Co., Ltd.	2,799,018	31,203
Worthington Enterprises, Inc.	726,964	29,158
Central Automotive Products, Ltd.[3]	907,800	27,841
Dine Brands Global, Inc.[2]	849,093	25,558
Amber Enterprises India, Ltd.[1]	297,040	25,548
MIPS AB	543,100	23,049
JVCKENWOOD Corp.	2,083,900	23,032
Berkeley Group Holdings PLC	385,732	18,846
Barratt Redrow PLC	3,315,285	18,189
Smartfit Escola de Ginástica e Dança SA	6,523,647	17,872
Yonex Co., Ltd.	1,219,400	16,586
Traeger, Inc.[1]	6,499,660	15,534
Pet Valu Holdings, Ltd.[3]	850,263	14,930
AZZAS 2154 SA, ordinary nominative shares	3,019,033	14,438
Haichang Ocean Park Holdings, Ltd.[1,3]	198,298,000	14,299
Arhaus, Inc., Class A	1,500,723	14,107
Caesars Entertainment, Inc.[1]	400,000	13,368
OneWater Marine, Inc., Class A1	754,805	13,118
MasterCraft Boat Holdings, Inc.[1]	676,133	12,894
NOK Corp.	798,600	12,456
Wolverine World Wide, Inc.	556,079	12,345
ThredUp, Inc., Class A1	8,707,600	12,104
Hasbro, Inc.	190,739	10,664
Balkrishna Industries, Ltd.	311,475	10,573
Crocs, Inc.[1]	93,470	10,238
Map Aktif Adiperkasa Tbk PT	139,162,600	9,301
Mitra Adiperkasa Tbk PT	101,041,900	8,779
EIH, Ltd.	1,700,687	8,340
Lojas Renner SA	3,525,332	6,892
StockX, Inc.[1,4,5]	161,790	5,085
Brilliant Earth Group, Inc., Class A1	929,849	1,953
BNN Technology PLC[1,2,4]	19,007,000	— [6]
		12,919,463
Information technology 15.54%
eMemory Technology, Inc.[2]	5,972,499	606,771
Insight Enterprises, Inc.[1,2]	2,566,806	390,411
Impinj, Inc.[1,2]	2,073,937	301,260
MKS Instruments, Inc.	2,834,126	295,854
Global Unichip Corp.[2]	7,130,000	292,764
Fabrinet, non-registered shares[1]	1,286,740	282,928
Coforge, Ltd.	2,348,018	265,017
SMALLCAP World Fund — Page 6 of 29

unaudited
Common stocks (continued) Information technology (continued)	Shares	Value (000)
Pegasystems, Inc.	2,810,726	$261,960
Reply SpA	1,551,904	245,918
Dexerials Corp.[2]	15,484,500	238,221
Credo Technology Group Holding, Ltd.[1]	3,516,862	236,368
Maruwa Co., Ltd.[2]	781,043	235,630
Silicon Laboratories, Inc.[1,2]	1,852,253	230,087
Kokusai Electric Corp.[2,3]	15,957,861	212,251
Kulicke and Soffa Industries, Inc.[2]	4,306,948	200,962
Softcat PLC[2]	10,537,663	200,308
Lotes Co., Ltd.	3,285,000	194,589
Lumentum Holdings, Inc.[1]	2,305,037	193,508
Lagercrantz Group AB, Class B	9,907,749	185,630
Jentech Precision Industrial Co., Ltd.	3,910,467	180,845
Ncino, Inc.[1]	5,362,081	180,059
Lumine Group, Inc., subordinate voting shares[1]	5,967,653	170,795
ASMPT, Ltd.	17,613,600	170,142
Globant SA1	790,705	169,543
PAR Technology Corp.[1,2,3]	1,350,628	98,150
PAR Technology Corp.[1,2,5]	838,810	60,956
Semtech Corp.[1]	2,470,582	152,805
Unity Software, Inc.[1]	6,616,744	148,678
Vitec Software Group AB, Class B	2,984,923	146,678
MACOM Technology Solutions Holdings, Inc.[1]	1,102,272	143,196
Viavi Solutions, Inc.[1,2]	13,955,454	140,950
Alkami Technology, Inc.[1]	3,815,499	139,952
RingCentral, Inc., Class A1	3,921,051	137,276
Q2 Holdings, Inc.[1]	1,341,603	135,032
Confluent, Inc., Class A1	4,540,140	126,942
VusionGroup[3]	687,587	126,073
Money Forward, Inc.[1,2,3]	4,153,671	126,028
GitLab, Inc., Class A1	2,169,852	122,271
Celestica, Inc.[1]	1,313,420	121,229
Nova, Ltd.[1]	600,868	118,341
Novanta, Inc.[1]	755,395	115,402
Allegro MicroSystems, Inc.[1]	5,233,500	114,404
Rubrik, Inc., Class A1	1,750,000	114,380
Klaviyo, Inc., Class A1	2,673,331	110,248
Intapp, Inc.[1]	1,701,939	109,077
SHIFT, Inc.[1,2,3]	951,800	108,996
Esker SA2	400,609	108,239
Clearwater Analytics Holdings, Inc., Class A1	3,722,454	102,442
OSI Systems, Inc.[1]	580,890	97,258
Monday.com, Ltd.[1]	405,134	95,385
Topicus.com, Inc., subordinate voting shares	1,098,339	92,867
Power Integrations, Inc.	1,500,458	92,578
Astera Labs, Inc.[1]	600,000	79,470
Xiamen Faratronic Co., Ltd., Class A	4,487,150	73,006
Disco Corp.[3]	255,900	69,073
Nippon System Development Co., Ltd.	3,182,700	67,985
Ingram Micro Holding Corp.[1]	3,488,145	67,635
VisEra Technologies Co., Ltd.	6,970,606	65,508
SINBON Electronics Co., Ltd.	8,152,092	64,974
Amano Corp.	2,391,500	64,635
Megaport, Ltd.[1,2]	12,808,950	58,048
King Slide Works Co., Ltd.	1,198,358	56,385
SMALLCAP World Fund — Page 7 of 29

unaudited
Common stocks (continued) Information technology (continued)	Shares	Value (000)
MongoDB, Inc., Class A1	240,100	$55,898
ALTEN SA, non-registered shares	686,192	55,882
Riken Keiki Co., Ltd.[3]	2,105,800	50,946
Tokyo Seimitsu Co., Ltd.	1,072,400	49,065
Aixtron SE	3,068,643	48,294
Socionext, Inc.[3]	2,947,500	46,299
Tri Chemical Laboratories, Inc.[2,3]	2,580,900	46,236
Crane NXT, Co.	759,437	44,214
CDW Corp.	250,000	43,510
Appier Group, Inc.[3]	4,754,000	43,346
CCC Intelligent Solutions Holdings, Inc.[1]	3,695,000	43,342
Tanla Platforms, Ltd.	5,240,376	40,997
Vontier Corp.	1,121,258	40,892
Guidewire Software, Inc.[1]	239,672	40,404
Okta, Inc., Class A1	500,000	39,400
Riskified, Ltd., Class A1,3	8,313,598	39,323
SentinelOne, Inc., Class A1	1,725,123	38,298
Bytes Technology Group PLC	7,050,169	37,034
BlackLine, Inc.[1]	595,000	36,152
SmartCraft ASA, Class A1,2	13,721,780	35,702
Flex, Ltd.[1]	864,808	33,200
Nemetschek SE	339,710	32,898
Alphawave IP Group PLC[1,3]	30,783,462	32,494
Nayax, Ltd.[1]	1,075,000	31,603
HPSP Co., Ltd.	1,771,448	30,751
Cognex Corp.	824,523	29,567
GFT Technologies SE	1,265,051	29,027
Kingboard Laminates Holdings, Ltd.	30,799,526	28,614
Spectris PLC	907,565	28,369
Dock, Ltd.[1,4,5]	4,318,937	27,512
CompoSecure, Inc., Class A3	1,786,525	27,387
Bentley Systems, Inc., Class B	584,744	27,308
Planisware SAS[1]	913,333	26,676
Yubico AB1	1,100,000	24,150
Indra Sistemas SA3	1,308,578	23,156
ULVAC, Inc.	596,000	22,903
IONOS Group SE1	1,000,000	22,633
A&D HOLON Holdings Co., Ltd.[2]	1,783,900	22,130
Hamamatsu Photonics KK3	1,971,500	21,881
Noventiq Holdings PLC (GDR)[1,2,4,7]	17,110,290	18,992
Noventiq Holdings PLC (GDR)[1,2,4]	16,060	18
Accton Technology Corp.	803,000	18,855
LEM Holding SA	22,500	18,371
SiTime Corp.[1]	82,290	17,654
INFICON Holding AG	15,347	17,464
EPAM Systems, Inc.[1]	71,760	16,779
BE Semiconductor Industries NV	110,177	14,901
COMET Holding AG	47,000	12,825
AAC Technologies Holdings, Inc.	2,629,000	12,695
ON Semiconductor Corp.[1]	167,850	10,583
Silvaco Group, Inc.[1,3]	1,284,255	10,377
Entegris, Inc.	79,014	7,827
NCAB Group AB	1,055,394	6,138
E Ink Holdings, Inc.	426,000	3,510
Patreon, Inc., Class B1,4,5	189,951	2,490
SMALLCAP World Fund — Page 8 of 29

unaudited
Common stocks (continued) Information technology (continued)	Shares	Value (000)
Yotpo, Ltd.[1,4,5]	2,620,102	$2,122
Foursquare Labs, Inc., Series A1,4,5	1,970,385	1,616
Tarana Wireless, Inc., Class C1,4	862,071	948
		11,506,031
Financials 13.87%
360 ONE WAM, Ltd.[2]	28,494,265	415,838
Essent Group, Ltd.[2]	7,331,039	399,102
Affirm Holdings, Inc., Class A1	6,281,610	382,550
Glacier Bancorp, Inc.[2]	6,179,944	310,357
Eurobank Ergasias Services and Holdings SA	107,716,311	248,070
Janus Henderson Group PLC	5,722,645	243,384
RenaissanceRe Holdings, Ltd.	952,200	236,917
National Bank of Greece SA	28,487,135	225,376
Wintrust Financial Corp.	1,786,629	222,810
VZ Holding AG	1,360,883	215,996
Victory Capital Holdings, Inc., Class A	3,219,141	210,725
Goosehead Insurance, Inc., Class A1,2	1,951,952	209,288
Independent Bank Group, Inc.[2,3]	3,314,885	201,114
StepStone Group, Inc., Class A	3,268,760	189,196
Baldwin Insurance Group, Inc. (The), Class A1	4,563,441	176,879
Lazard, Inc., Class A	3,396,261	174,840
AU Small Finance Bank, Ltd.	24,955,177	162,840
Stifel Financial Corp.	1,477,350	156,717
Cholamandalam Investment and Finance Co., Ltd.	11,249,523	155,587
Skyward Specialty Insurance Group, Inc.[1,2]	3,027,544	153,012
Asia Commercial Joint Stock Bank	137,015,280	148,418
PB Fintech, Ltd.[1]	5,985,248	147,212
JTC PLC[2]	11,752,168	144,623
Paymentus Holdings, Inc., Class A1	4,298,676	140,438
Canara Bank	120,528,880	140,262
JB Financial Group Co., Ltd.[2]	12,666,864	139,947
United Community Banks, Inc.	4,117,142	133,025
SLM Corp.	4,541,199	125,246
AUB Group, Ltd.[2]	6,420,148	124,013
OneMain Holdings, Inc.	2,361,042	123,081
SouthState Corp.	1,217,030	121,070
Kinsale Capital Group, Inc.	257,620	119,827
Nuvama Wealth Management, Ltd.	1,425,295	115,298
HDFC Asset Management Co., Ltd.	2,278,856	111,505
IIFL Finance, Ltd.[2]	23,142,796	111,413
Vontobel Holding AG	1,553,857	108,799
Banca Generali SpA	2,328,237	108,137
Trupanion, Inc.[1]	2,090,480	100,761
Banco del Bajio, SA	47,236,737	94,582
Pluxee NV	4,842,209	93,222
Aptus Value Housing Finance India, Ltd.[2]	27,453,811	92,727
SiriusPoint, Ltd.[1]	5,500,000	90,145
Fukuoka Financial Group, Inc.	3,500,000	87,790
Max Financial Services, Ltd.[1]	6,638,082	86,366
NMI Holdings, Inc.[1]	2,269,011	83,409
BFF Bank SpA	8,588,715	82,140
CVB FINANCIAL CORP	3,813,181	81,640
Marex Group PLC	2,597,449	80,962
Live Oak Bancshares, Inc.	2,041,706	80,749
SMALLCAP World Fund — Page 9 of 29

unaudited
Common stocks (continued) Financials (continued)	Shares	Value (000)
Discovery, Ltd.	7,547,639	$77,897
BNK Financial Group, Inc.	10,987,165	76,758
East West Bancorp, Inc.	796,201	76,244
Bridgepoint Group PLC	16,863,457	75,299
City Union Bank, Ltd.	36,608,696	73,629
Oscar Health, Inc., Class A1	5,246,820	70,517
Radian Group, Inc.	2,161,287	68,556
Antin Infrastructure Partners SA	5,753,967	65,807
Euronext NV	585,333	65,604
Home First Finance Company India, Ltd.[2]	2,618,700	32,250
Home First Finance Company India, Ltd.[2]	2,395,000	29,495
Nordnet AB	2,900,000	61,599
Nova Ljubljanska Banka d.d. (GDR)	2,365,833	60,959
Tikehau Capital SCA, non-registered shares[3]	2,861,823	60,730
Capitec Bank Holdings, Ltd.	360,336	59,849
Webster Financial Corp.	1,019,513	56,298
Manappuram Finance, Ltd.	25,493,459	55,922
Artisan Partners Asset Management, Inc., Class A	1,277,000	54,975
Moelis & Co., Class A	719,000	53,120
Patria Investments, Ltd., Class A	4,281,656	49,796
Steadfast Group, Ltd.	13,191,215	47,362
Boku, Inc.[1,2,5]	20,461,639	46,621
BSE, Ltd.	739,778	46,017
Comerica, Inc.	706,621	43,705
EFG International AG	3,000,000	43,480
Alpha Services and Holdings SA	26,000,000	43,379
GMO Payment Gateway, Inc.	851,200	42,731
Netwealth Group, Ltd.	2,390,750	42,617
Worldline SA, non-registered shares[1]	4,816,687	42,313
TMX Group, Ltd.	1,350,186	41,592
Bolsa Mexicana de Valores, SAB de CV, Series A	25,669,735	41,070
Premium Group Co., Ltd.[2]	2,517,800	40,972
Haci Ömer Sabanci Holding AS	14,951,439	40,580
Hamilton Lane, Inc., Class A	260,801	38,612
Aavas Financiers, Ltd.[1]	1,964,024	38,507
Marqeta, Inc., Class A1	9,728,734	36,872
PagSeguro Digital, Ltd., Class A1	5,242,200	32,816
Norion Bank AB1	9,838,520	32,338
Regional, SAB de CV, Class A	5,759,695	32,336
Columbia Banking System, Inc.	1,063,800	28,733
Pine Labs Pte., Ltd.[1,4,5]	76,998	28,348
Five-Star Business Finance, Ltd.[1]	3,089,778	27,912
Optima Bank SA	2,026,588	27,168
TWFG, Inc., Class A1	878,807	27,067
Funding Circle Holdings PLC[1,3]	14,713,073	24,576
First Merchants Corp.	595,112	23,739
Qualitas Controladora, SAB de CV	2,714,764	22,838
XP, Inc., Class A	1,867,000	22,124
Houlihan Lokey, Inc., Class A	112,959	19,616
PT Bank Syariah Indonesia Tbk	109,635,200	18,484
Linc AB1	2,358,208	18,414
Redwood Trust, Inc. REIT	2,562,000	16,730
Federal Home Loan Mortgage Corp.[1,3]	5,000,000	16,327
Hellenic Exchanges - Athens Stock Exchange SA2	3,500,000	16,318
Stewart Information Services Corp.	235,449	15,890
SMALLCAP World Fund — Page 10 of 29

unaudited
Common stocks (continued) Financials (continued)	Shares	Value (000)
Sammaan Capital, Ltd.	4,097,001	$7,201
Enstar Group, Ltd.[1]	15,000	4,831
		10,272,945
Health care 11.42%
Molina Healthcare, Inc.[1]	1,858,980	541,056
Max Healthcare Institute, Ltd.	40,980,759	540,013
Ensign Group, Inc. (The)	2,079,930	276,339
Insulet Corp.[1]	963,534	251,550
NovoCure, Ltd.[1,2]	7,940,318	236,621
Haemonetics Corp.[1,2]	2,594,163	202,552
Vaxcyte, Inc.[1]	2,380,938	194,904
Masimo Corp.[1]	1,175,334	194,283
Xenon Pharmaceuticals, Inc.[1,2]	4,829,355	189,311
BONESUPPORT Holding AB1,2	5,256,056	183,654
Glenmark Pharmaceuticals, Ltd.	9,526,171	178,839
Bachem Holding AG	2,768,976	176,281
DexCom, Inc.[1]	2,167,000	168,528
Integer Holdings Corp.[1]	1,267,148	167,922
Laurus Labs, Ltd.	22,935,270	161,164
Zealand Pharma AS1	1,484,886	147,520
SCHOTT Pharma AG & Co. KGaA, non-registered shares	5,446,791	142,001
Ionis Pharmaceuticals, Inc.[1]	4,057,027	141,834
Penumbra, Inc.[1]	543,274	129,017
Krystal Biotech, Inc.[1]	811,706	127,162
Insmed, Inc.[1]	1,840,814	127,090
Aster DM Healthcare, Ltd.	20,479,638	122,857
Structure Therapeutics, Inc. (ADR)[1,2,3]	4,436,286	120,312
DiaSorin Italia SpA	1,068,058	110,099
Gubra AS1,2,3	1,254,000	108,547
CONMED Corp.	1,411,703	96,617
Siegfried Holding AG	86,755	94,204
Doximity, Inc., Class A1	1,714,707	91,548
Ypsomed Holding AG	244,462	88,170
Ambu AS, Class B, non-registered shares	5,991,384	86,538
SpringWorks Therapeutics, Inc.[1,3]	2,341,302	84,591
iRhythm Technologies, Inc.[1]	920,402	82,993
Glaukos Corp.[1]	550,322	82,515
Laboratorios Farmaceuticos Rovi, SA non-registered shares	1,260,837	82,235
Ascendis Pharma AS (ADR)[1]	579,165	79,734
Establishment Labs Holdings, Inc.[1,2,3]	1,724,305	79,439
NewAmsterdam Pharma Co. NV1	3,078,611	79,120
Vimian Group AB (publ)[1,3]	21,680,111	77,972
Denali Therapeutics, Inc.[1]	3,807,529	77,597
LivaNova PLC[1]	1,488,267	68,922
Praxis Precision Medicines, Inc.[1]	888,059	68,345
BridgeBio Pharma, Inc.[1]	1,494,828	41,018
BridgeBio Pharma, Inc.[1,5]	965,653	26,498
Phreesia, Inc.[1]	2,593,063	65,241
CRISPR Therapeutics AG1,3	1,619,509	63,744
Natera, Inc.[1]	396,421	62,753
Encompass Health Corp.	669,983	61,873
IDEAYA Biosciences, Inc.[1]	2,316,502	59,534
agilon health, Inc.[1,2]	30,863,427	58,641
EBOS Group, Ltd.	2,588,010	54,433
SMALLCAP World Fund — Page 11 of 29

unaudited
Common stocks (continued) Health care (continued)	Shares	Value (000)
Asahi Intecc Co., Ltd.	3,342,200	$54,194
Fisher & Paykel Healthcare Corp., Ltd.	2,510,000	53,849
Tandem Diabetes Care, Inc.[1]	1,485,038	53,491
Cytokinetics, Inc.[1]	1,096,164	51,564
Poly Medicure, Ltd.	1,682,631	51,333
Zai Lab, Ltd. (ADR)[1,3]	1,955,191	51,206
ICON PLC[1]	240,132	50,358
Exact Sciences Corp.[1]	890,000	50,009
KRKA, dd, Novo mesto	335,262	48,270
Globus Medical, Inc., Class A1	574,500	47,517
Rapport Therapeutics, Inc.[1,2,3]	1,740,922	30,884
Rapport Therapeutics, Inc.[1,2]	861,607	15,285
Surgical Science Sweden AB1,2	3,271,097	46,087
Addus HomeCare Corp.[1]	366,916	45,993
Legend Biotech Corp. (ADR)[1,3]	1,267,165	41,234
Neumora Therapeutics, Inc.[1,3]	3,700,359	39,224
XVIVO Perfusion AB1	875,634	38,639
Centene Corp.[1]	600,000	36,348
Guardant Health, Inc.[1]	1,181,259	36,087
Halozyme Therapeutics, Inc.[1]	745,157	35,626
Dr. Lal PathLabs, Ltd.	982,808	34,422
Entero Healthcare Solutions, Ltd.[1]	1,998,543	33,195
Innovent Biologics, Inc.[1]	6,938,500	32,699
Alnylam Pharmaceuticals, Inc.[1]	137,700	32,402
Biotage AB	2,207,932	32,147
Sectra AB, Class B1	1,281,122	31,982
Scholar Rock Holding Corp.[1]	721,957	31,203
Angelalign Technology, Inc.[3]	4,071,200	30,819
Semler Scientific, Inc.[1,2,3]	570,610	30,813
J. B. Chemicals & Pharmaceuticals, Ltd.	1,376,127	29,642
SKAN Group AG	350,339	29,399
KalVista Pharmaceuticals, Inc.[1,2]	3,374,064	28,578
Integra LifeSciences Holdings Corp.[1]	1,178,305	26,724
AddLife AB, Class B	2,092,118	25,989
Akums Drugs and Pharmaceuticals, Ltd.[1]	3,390,630	25,212
SAI Life Sciences, Ltd.[1]	1,842,521	16,167
SAI Life Sciences, Ltd.[1,8]	391,608	3,436
SAI Life Sciences, Ltd.[1,8]	391,608	3,436
SAI Life Sciences, Ltd.[1]	191,991	1,685
Genus PLC	1,278,452	24,702
AbCellera Biologics, Inc.[1]	7,933,613	23,245
PACS Group, Inc.[1]	1,696,780	22,245
KRY International AB, Series A1,4,5	918,277	22,106
Biohaven, Ltd.[1]	578,931	21,623
Aspen Pharmacare Holdings, Ltd.	2,467,762	21,584
Arcellx, Inc.[1]	252,878	19,393
Nakanishi, Inc.	1,282,571	19,342
Indegene, Ltd.[1]	1,950,486	13,734
Indegene, Ltd.[1,8]	553,047	3,894
AS ONE Corp.	1,043,400	17,437
Carl Zeiss Meditec AG, non-registered shares[3]	353,010	16,629
Nordhealth AS, Class A1	4,274,026	16,622
Allogene Therapeutics, Inc.[1,3]	6,896,552	14,690
10x Genomics, Inc., Class A1	793,300	11,392
Sana Biotechnology, Inc.[1,3]	5,879,035	9,583
SMALLCAP World Fund — Page 12 of 29

unaudited
Common stocks (continued) Health care (continued)	Shares	Value (000)
Apogee Therapeutics, Inc.[1,3]	205,100	$9,291
Artiva Biotherapeutics, Inc.[1,3]	770,297	7,765
Artiva Biotherapeutics, Inc.[1,8]	145,089	1,462
Vicore Pharma Holding AB1,2	11,759,420	8,977
Spyre Therapeutics, Inc.[1,3]	378,573	8,813
ChemoMetec A/S	120,036	8,151
Hapvida Participações e Investimentos SA1	18,926,553	6,831
Cellectis SA (ADR)[1,3]	1,848,804	3,328
Cellectis SA, non-registered shares[1,3]	760,997	1,281
Butterfly Network, Inc., Class A1,3	1,358,623	4,239
Nykode Therapeutics ASA[1]	15,050,000	4,033
Hypera SA, ordinary nominative shares	1,370,007	4,001
Arrowhead Pharmaceuticals, Inc.[1]	126,230	2,373
		8,459,645
Consumer staples 3.18%
BBB Foods, Inc., Class A1	8,975,886	253,838
Kotobuki Spirits Co., Ltd.[2,3]	11,576,915	160,328
Redcare Pharmacy NV, non-registered shares[1,2]	1,154,592	157,891
Emmi AG	184,798	149,673
Royal Unibrew A/S	1,535,385	107,802
Grocery Outlet Holding Corp.[1,2]	6,533,335	101,985
Simply Good Foods Co.[1]	2,554,690	99,582
BJ’s Wholesale Club Holdings, Inc.[1]	1,106,224	98,841
Universal Robina Corp.	64,301,840	87,705
Lion Corp.[3]	7,268,600	81,265
Varun Beverages, Ltd.	10,819,572	80,443
Performance Food Group Co.[1]	928,000	78,462
WK Kellogg Co.[3]	4,186,763	75,320
Freshpet, Inc.[1]	459,078	67,994
Yamazaki Baking Co., Ltd.[3]	3,247,600	60,439
ODDITY Tech, Ltd., Class A1,3	1,365,744	57,389
Radico Khaitan, Ltd.	1,749,854	53,222
e.l.f. Beauty, Inc.[1]	415,192	52,127
United Spirits, Ltd.	2,472,144	46,887
Chongqing Brewery Co., Ltd., Class A	5,182,364	44,651
Celsius Holdings, Inc.[1]	1,684,242	44,363
Ocado Group PLC[1]	9,881,291	37,373
Fresh Del Monte Produce, Inc.	1,028,000	34,140
Humble Group AB1,2	30,000,000	33,817
Apotea Sverige AB1	4,327,241	32,873
Century Pacific Food, Inc.	43,983,800	31,865
Bakkafrost P/F	516,550	28,774
Raia Drogasil SA, ordinary nominative shares	7,187,050	25,491
Fever-Tree Drinks PLC	2,980,738	25,165
COSMOS Pharmaceutical Corp.	564,700	24,053
Milbon Co., Ltd.	1,061,606	23,567
AAK AB	819,898	23,386
Kobe Bussan Co., Ltd.	1,023,480	22,496
Lotus Bakeries NV	1,605	17,924
Avenue Supermarts, Ltd.[1]	417,313	17,357
First Pacific Co., Ltd.	18,542,000	10,752
PZ Cussons PLC	8,719,432	8,858
		2,358,098
SMALLCAP World Fund — Page 13 of 29

unaudited
Common stocks (continued) Materials 3.06%	Shares	Value (000)
APL Apollo Tubes, Ltd.[2]	15,000,735	$274,834
Lundin Mining Corp.	26,061,980	224,277
Knife River Corp.[1]	1,669,709	169,709
Materion Corp.[2]	1,636,971	161,864
Sandstorm Gold, Ltd.[2]	23,796,155	132,783
Ramkrishna Forgings, Ltd.[2]	12,157,946	126,529
Sumitomo Bakelite Co., Ltd.	4,504,700	109,175
ATI, Inc.[1]	1,732,552	95,360
SOL SpA	2,426,368	93,348
Element Solutions, Inc.	2,776,276	70,601
Fujimi, Inc.[2,3]	4,417,500	66,572
LANXESS AG3	2,593,050	63,377
Tronox Holdings PLC	6,060,943	61,034
H.B. Fuller Co.	866,200	58,451
SigmaRoc PLC[1,2]	61,874,426	55,573
Huhtamäki OYJ	1,500,000	53,057
Resonac Holdings Co., Ltd.[3]	1,658,200	41,647
Asahi Yukizai Corp.[2,3]	1,407,500	39,737
Cabot Corp.	414,462	37,845
MEC Co., Ltd.[2,3]	1,605,600	35,203
Lundin Gold, Inc.	1,500,000	31,994
Verallia SAS	1,105,000	27,793
Anupam Rasayan India, Ltd.	3,104,000	26,160
Acerinox, SA	2,621,905	25,569
LINTEC Corp.	1,233,900	23,726
Alcoa Corp.	611,995	23,121
Kansai Paint Co., Ltd.[3]	1,443,981	20,649
Mayr-Melnhof Karton AG, non-registered shares[3]	226,797	18,686
Stella-Jones, Inc.	347,317	17,201
Labrador Iron Ore Royalty Corp.[3]	822,000	16,543
NV Bekaert SA	476,866	16,512
Osaka Soda Co., Ltd.	1,157,300	14,538
Umicore SA	1,363,846	13,994
Vinati Organics, Ltd.	538,189	11,330
Montage Gold Corp.[1]	7,546,636	10,920
		2,269,712
Communication services 2.55%
Springer Nature AG & Co. KGaA, non-registered shares[1]	5,428,566	152,896
Nippon Television Holdings, Inc.	7,898,232	136,590
Indosat Tbk PT	857,778,804	131,782
Lions Gate Entertainment Corp., Class B1	13,948,396	105,310
Lions Gate Entertainment Corp., Class A1,3	2,825,000	24,126
CTS Eventim AG & Co. KGaA	1,520,141	128,516
Baltic Classifieds Group PLC[2]	29,338,851	115,936
Magnite, Inc.[1]	6,917,744	110,131
JCDecaux SE1	6,653,484	104,238
Hemnet Group AB	3,421,092	103,767
Trustpilot Group PLC[1,2]	23,978,844	91,617
New York Times Co., Class A	1,500,000	78,075
Cogent Communications Holdings, Inc.	981,623	75,654
Rightmove PLC	9,181,123	73,508
Future PLC[2]	5,719,347	66,074
Nexstar Media Group, Inc.	344,193	54,372
4imprint Group PLC	885,271	53,542
SMALLCAP World Fund — Page 14 of 29

unaudited
Common stocks (continued) Communication services (continued)	Shares	Value (000)
Airtel Africa PLC	35,718,281	$50,784
HYBE Co., Ltd.[1]	300,000	39,358
Globalstar, Inc.[1,3]	15,789,474	32,684
JYP Entertainment Corp.	649,296	30,532
Schibsted ASA, Class A	978,755	30,322
Frontier Communications Parent, Inc.[1]	517,869	17,970
Bharti Hexacom, Ltd.	1,047,112	17,819
Ibotta, Inc., Class A1,3	250,000	16,270
Lionsgate Studios Corp.[1]	2,076,844	15,784
PLAYSTUDIOS, Inc., Class A1	4,500,000	8,370
MTN Group, Ltd.	1,458,066	7,117
PROTO Corp.	743,300	6,081
TIM SA	1,427,900	3,367
Nextdoor Holdings, Inc., Class A1	1,315,268	3,117
		1,885,709
Energy 2.14%
MEG Energy Corp.[2]	14,629,188	240,181
Vallourec SA1,2,3	13,141,385	223,625
Viper Energy, Inc., Class A	3,375,927	165,657
Weatherford International	2,076,832	148,764
Cactus, Inc., Class A	2,115,324	123,450
Transocean, Ltd.[1,3]	23,914,834	89,681
Noble Corp. PLC, Class A3	2,648,702	83,169
New Fortress Energy, Inc., Class A3	5,158,749	78,000
NuVista Energy, Ltd.[1]	7,745,709	74,469
Vista Energy, SAB de CV, Class A (ADR)[1]	1,013,414	54,836
Borr Drilling, Ltd.[1]	12,015,502	46,860
CNX Resources Corp.[1]	1,250,000	45,838
Championx Corp.	1,344,115	36,547
Aegis Logistics Ltd.	3,769,301	36,102
DT Midstream, Inc.	356,000	35,397
Pason Systems, Inc.[3]	3,350,000	31,718
Savannah Energy PLC[1,2,4]	96,128,672	25,272
Headwater Exploration, Inc.[3]	5,105,000	23,475
DOF Group ASA[1]	2,761,323	20,503
Kosmos Energy Ltd.[1]	672,133	2,299
		1,585,843
Real estate 1.79%
Embassy Office Parks REIT	44,191,443	190,646
Altus Group, Ltd.[2]	3,537,598	137,817
National Storage Affiliates Trust REIT	1,941,558	73,605
UMH Properties, Inc. REIT	3,756,849	70,929
Four Corners Property Trust, Inc. REIT	2,267,422	61,538
Corp. Inmobiliaria Vesta, SAB de CV	23,866,524	60,905
Brigade Enterprises, Ltd.	4,076,460	59,191
Safestore Holdings PLC	7,295,954	58,692
Phoenix Mills, Ltd. (The)	2,846,232	54,220
Macrotech Developers, Ltd.	3,328,369	54,016
International Workplace Group PLC	24,424,285	48,410
StorageVault Canada, Inc.	17,250,947	47,284
Poly Property Services Co., Ltd., Class H2	11,176,000	43,778
ESR-REIT REIT	222,463,669	41,536
Zillow Group, Inc., Class C, nonvoting shares[1]	525,000	38,876
SMALLCAP World Fund — Page 15 of 29

unaudited
Common stocks (continued) Real estate (continued)	Shares	Value (000)
Mindspace Business Parks REIT	9,000,000	$37,985
Charter Hall Group REIT	3,866,313	34,399
Swedish Logistic Property AB, Class B1	7,939,069	27,971
K-Fast Holding AB, Class B1,2	18,183,928	27,959
Fastighets AB Balder, Class B1	3,821,000	26,507
Colliers International Group, Inc.[3]	185,633	25,244
SRE Holdings Corp.[1,2,3]	1,159,228	22,524
Prisma Properties AB1,2	9,781,818	21,031
CTP NV	1,113,342	17,128
RE / MAX Holdings, Inc., Class A1,3	1,500,000	16,005
Fibra Uno Administración REIT, SA de CV	11,692,000	11,619
Prologis Property Mexico, SA de CV, REIT	3,394,959	9,429
Genova Property Group AB1,3	2,126,731	8,080
		1,327,324
Utilities 0.67%
Talen Energy Corp.[1]	995,296	200,522
Black Hills Corp.	1,625,412	95,119
Neoenergia SA	28,585,745	87,500
SembCorp Industries, Ltd.	16,633,185	67,208
ACEN Corp.	628,070,124	43,354
Mytrah Energy, Ltd.[1,2,4]	10,418,000	— [6]
		493,703
Total common stocks (cost: $49,732,217,000)		70,348,263
Preferred securities 0.78% Information technology 0.24%
PsiQuantum Corp., Series D, preferred shares[1,4,5]	1,334,542	56,384
Skyryse, Inc., Series B, preferred shares[1,2,4,5]	1,649,110	40,700
SiFive, Inc., Series F, preferred shares[1,4,5]	3,451,632	27,475
ANDPAD, Inc., Series D, preferred shares[1,4,5]	459,413	17,331
Patreon, Inc., Series E, preferred shares[1,4,5]	698,208	9,154
Patreon, Inc., Series SEED, noncumulative preferred shares[1,4,5]	163,096	2,138
Outreach Corp., Series G, preferred shares[1,4,5]	1,554,053	11,111
Yotpo, Ltd., Series F, preferred shares[1,4,5]	8,332,809	6,750
Yotpo, Ltd., Series B, preferred shares[1,4,5]	1,111,347	900
Yotpo, Ltd., Series C, preferred shares[1,4,5]	1,057,985	857
Yotpo, Ltd., Series A-1, preferred shares[1,4,5]	709,592	575
Yotpo, Ltd., Series A, preferred shares[1,4,5]	345,899	280
Yotpo, Ltd., Series C-1, preferred shares[1,4,5]	293,302	238
Yotpo, Ltd., Series D, preferred shares[1,4,5]	163,552	132
Yotpo, Ltd., Series B-1, preferred shares[1,4,5]	130,625	106
Kandou Holding SA, Series D, preferred shares[1,4,5]	4,400,000	6,204
		180,335
Industrials 0.19%
Relativity Space, Inc., Series D, preferred shares[1,4,5]	2,143,751	48,599
Relativity Space, Inc., Series E, preferred shares[1,4,5]	464,197	10,523
Zipline International, Inc., Series G, preferred shares[1,4,5]	1,192,000	50,000
Workrise Technologies, Inc., Series E, preferred shares[1,4,5]	95,423	15,486
SMALLCAP World Fund — Page 16 of 29

unaudited
Preferred securities (continued) Industrials (continued)	Shares	Value (000)
Einride AB, Series B, preferred shares[1,2,4,5]	1,334,588	$12,211
Einride AB, Series A, preferred shares[1,2,4,5]	11,990	110
		136,929
Financials 0.16%
PPRO Holding GmbH, Series B-1, 8.00% preferred shares[1,2,4,5]	13,618	50,980
Federal Home Loan Mortgage Corp., Series Z, 8.375% noncumulative preferred shares[1]	3,980,985	47,334
Pine Labs Pte., Ltd., Series J, cumulative preferred shares[1,4,5]	57,100	21,022
		119,336
Health care 0.13%
Sail Biomedicines, Inc., Series B, 6.00% preferred shares[1,4,5]	1,785,714	51,196
InSilico Medicine Cayman TopCo, Series D, preferred shares[1,4,5]	605,423	29,708
ClearNote Health, Inc., Series C, 5.00% noncumulative preferred shares[1,2,4,5]	1,531,102	10,565
		91,469
Real estate 0.05%
QuintoAndar, Ltd., Series E-1, preference shares[1,4,5]	244,733	36,629
Consumer discretionary 0.01%
StockX, Inc., Series E-1, preferred shares[1,4,5]	222,222	6,985
StockX, Inc., Series AA, preferred shares[1,4,5]	57,338	1,802
StockX, Inc., Series B, preferred shares[1,4,5]	3,094	97
		8,884
Total preferred securities (cost: $644,635,000)		573,582
Rights & warrants 0.01% Industrials 0.01%
Centre Testing International Group Co., Ltd., Class A, warrants, expire 3/28/2025[1,7]	3,465,100	5,888
Momentus, Inc., warrants, expire 5/15/2026[1]	2,225,000	176
		6,064
Utilities 0.00%
TAE Technologies, Inc., Class 12, warrants, expire 8/27/2031[1,4]	79,440	3,972
Consumer discretionary 0.00%
Smartfit Escola de Ginástica e Dança S.A., rights, expire 2/4/2025[1]	122,493	17
Information technology 0.00%
Foursquare Labs, Inc., Series A, warrants, expire 12/4/2033[1,4,5]	1,163,990	1
Kandou Holding SA, warrants, expire 8/18/2028[1,4,5]	2,257,143	— [6]
Tarana Wireless, Inc., Class C, warrants, expire 4/1/2029[1,4,5]	1	— [6]
		1
Total rights & warrants (cost: $12,733,000)		10,054
SMALLCAP World Fund — Page 17 of 29

unaudited
Convertible stocks 0.10% Utilities 0.05%	Shares	Value (000)
TAE Technologies, Inc., Series 11, 4.00% perpetual cumulative convertible preferred shares[4,5]	300,000	$30,000
TAE Technologies, Inc., Series 12, 4.00% perpetual convertible preferred shares[4,5]	58,075	2,904
		32,904
Information technology 0.03%
Tarana Wireless, Inc., Series 6, noncumulative convertible preferred shares[4,5]	14,888,589	16,377
Tarana Wireless, Inc., Series 7, noncumulative convertible preferred shares[4,5]	935,103	1,029
Tarana Wireless, Inc., Class 7A, convertible preferred shares[4,5]	935,103	1,029
RealSelf, Inc., Series C, convertible preferred shares[2,4,5]	3,468,862	3,226
		21,661
Health care 0.02%
Candid Therapeutics, Inc., Class B, noncumulative convertible preferred shares[4,5]	16,666,666	15,833
Industrials 0.00%
ABL Space Systems Co., Class A-10, noncumulative convertible preferred shares[4,5]	1,427,680	998
ABL Space Systems Co., Class A-8, noncumulative convertible preferred shares[4,5]	881,856	616
		1,614
Total convertible stocks (cost: $120,014,000)		72,012
Convertible bonds & notes 0.09% Information technology 0.09%	Principal amount (000)
Alphawave IP Group PLC, convertible notes, 3.75% 3/1/2030	USD5,000	4,321
PayClip, Inc., convertible notes, 4.50% PIK 12/15/2028[4,5,9]	24,206	27,815
Wolfspeed, Inc., convertible notes, 1.875% 12/1/2029	76,640	32,143
		64,279
Real estate 0.00%
Genova Property Group AB, convertible notes, 6.75% 3/19/2029[4]	SEK20,000	2,079
Health care 0.00%
ClearNote Health, Inc., convertible notes, 8.00% 10/28/2025[2,4,5]	USD2,000	2,000
Total convertible bonds & notes (cost: $74,356,000)		68,358
Bonds, notes & other debt instruments 0.01% Corporate bonds, notes & loans 0.01% Information technology 0.01%
Kandou Holding SA, Term Loan, 7.00% 3/1/2025[4,5,10]	5,000	5,000
Total bonds, notes & other debt instruments (cost: $5,000,000)		5,000
Short-term securities 4.89% Money market investments 4.37%	Shares
Capital Group Central Cash Fund 4.50%[2,11]	32,386,043	3,239,252
SMALLCAP World Fund — Page 18 of 29

unaudited
Short-term securities (continued) Money market investments purchased with collateral from securities on loan 0.52%	Shares	Value (000)
BlackRock Liquidity Funds – FedFund, Institutional Shares 4.37%[11,12]	73,100,000	$73,100
Capital Group Central Cash Fund 4.50%[2,11,12]	601,618	60,174
Invesco Short-Term Investments Trust – Government & Agency Portfolio, Institutional Class 4.42%[11,12]	55,755,868	55,756
Morgan Stanley Institutional Liquidity Funds – Government Portfolio, Institutional Class 4.43%[11,12]	46,100,000	46,100
State Street Institutional U.S. Government Money Market Fund, Premier Class 4.43%[11,12]	38,400,000	38,400
Fidelity Investments Money Market Government Portfolio, Class I 4.38%[11,12]	34,600,000	34,600
Goldman Sachs Financial Square Government Fund, Institutional Shares 4.36%[11,12]	34,600,000	34,600
Dreyfus Treasury Obligations Cash Management, Institutional Shares 4.34%[11,12]	30,700,000	30,700
RBC Funds Trust – U.S. Government Money Market Fund, RBC Institutional Class 1 4.38%[11,12]	11,500,000	11,500
		384,930
Total short-term securities (cost: $3,623,633,000)		3,624,182
Total investment securities 100.87% (cost: $54,212,588,000)		74,701,451
Other assets less liabilities (0.87)%		(642,309)
Net assets 100.00%		$74,059,142
Investments in affiliates2

	Value at 10/1/2024 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Value at 12/31/2024 (000)	Dividend or interest income (000)
Common stocks 25.19%
Industrials 6.96%
Diploma PLC	$637,351	$—	$14,230	$4,598	$(70,709)	$557,010	$—
AZEK Co., Inc. (The), Class A1	421,987	—	40,888	22,441	(14,115)	389,425	—
Interpump Group SpA	379,645	4,772	—	—	(18,498)	365,919	—
CSW Industrials, Inc.	369,230	—	22,768	15,256	(25,865)	335,853	240
CBIZ, Inc.[1]	269,764	40,568	33,559	(6,275)	58,043	328,541	—
Kadant, Inc.	317,558	17	—	—	6,566	324,141	301
Herc Holdings, Inc.	104,565	166,243	—	—	15,423	286,231	899
Enpro, Inc.	146,525	128,782	—	—	(159)	275,148	403
First Advantage Corp.[1]	134,846	74,644	—	—	(7,565)	201,925	—
Munters Group AB	224,538	16,145	—	—	(59,164)	181,519	—
Enerpac Tool Group Corp., Class A	182,112	—	—	—	(3,478)	178,634	174
Carel Industries SpA[3]	161,583	34,163	—	—	(23,276)	172,470	—
Visional, Inc.[1,3]	170,663	19,276	15,174	(1,539)	(13,165)	160,061	—
ICF International, Inc.	233,124	—	15,781	(473)	(63,870)	153,000	180
VSE Corp.[3]	114,515	25,089	3,462	(442)	15,999	151,699	151
NICHIAS Corp.	119,388	43,472	—	—	(16,437)	146,423	—
DO & CO AG, non-registered shares[1]	117,687	—	—	—	27,654	145,341	—
Japan Elevator Service Holdings Co., Ltd.	152,080	302	—	—	(23,485)	128,897	—
Wizz Air Holdings PLC[1]	116,825	26,709	17,234	(3,525)	(6,067)	116,708	—
Volution Group PLC	129,743	4,558	13,037	1,557	(18,896)	103,925	1,113
SWCC Corp.	33,684	48,217	—	—	11,898	93,799	—
Cadre Holdings, Inc.	34,426	54,223	—	—	(9,706)	78,943	114
Instalco AB	71,153	12,990	—	—	(21,914)	62,229	—
CECO Environmental Corp.[1]	49,600	5,408	—	—	4,689	59,697	—
Johns Lyng Group, Ltd.	57,420	—	—	—	(6,045)	51,375	—
SMALLCAP World Fund — Page 19 of 29

unaudited
Investments in affiliates2 (continued)

	Value at 10/1/2024 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Value at 12/31/2024 (000)	Dividend or interest income (000)
Byrna Technologies, Inc.[1]	$—	$27,837	$—	$—	$15,774	$43,611	$—
Judges Scientific PLC	52,141	—	—	—	(10,376)	41,765	153
Karnell Group AB1	16,808	—	—	—	(2,861)	13,947	—
Einride AB1,4,5	3,169	—	—	—	841	4,010	—
Comfort Systems USA, Inc.[13]	704,593	—	61,644	50,372	13,641	—	607
Fasadgruppen Group AB13	10,136	—	3,175	(2,333)	2,524	—	195
Green Landscaping Group AB1,13	26,951	—	11,244	(5,849)	478	—	—
Harmonic Drive Systems, Inc.[3,13]	126,232	1,932	25,278	(26,564)	607	—	—
Hensoldt AG13	209,110	3,541	26,428	(2,416)	18,416	—	—
Montana Aerospace AG1,13	82,182	—	5,784	(3,870)	(23,653)	—	—
Saia, Inc.[1,13]	595,387	—	54,619	34,384	(2,520)	—	—
						5,152,246
Consumer discretionary 4.86%
TopBuild Corp.[1]	880,892	—	—	—	(206,727)	674,165	—
Tube Investments of India, Ltd.	542,978	—	—	—	(106,259)	436,719	—
Wyndham Hotels & Resorts, Inc.	321,018	—	—	—	93,051	414,069	1,561
Champion Homes, Inc.[1]	189,856	165,748	—	—	(34,940)	320,664	—
Cavco Industries, Inc.[1]	273,188	9,535	—	—	11,805	294,528	—
Lottomatica Group SpA	217,650	—	16,440	260	12,810	214,280	—
YETI Holdings, Inc.[1]	214,906	—	24,200	1,377	(13,124)	178,959	—
Watches of Switzerland Group PLC[1]	113,737	215	—	—	9,858	123,810	—
DPC Dash, Ltd.[1]	104,884	—	—	—	(596)	104,288	—
Domino’s Pizza Group PLC	105,746	—	—	—	(2,085)	103,661	—
Genius Sports, Ltd.[1]	79,672	12,489	—	—	6,555	98,716	—
Rusta AB	94,781	—	—	—	(12,584)	82,197	—
Genda, Inc.[1,3]	80,345	2,027	—	—	(7,616)	74,756	—
Jack in the Box, Inc.	74,771	—	—	—	(7,872)	66,899	707
Auction Technology Group PLC[1]	54,588	—	—	—	11,798	66,386	—
Shoei Co., Ltd.[3]	66,850	—	—	—	(5,757)	61,093	244
Malibu Boats, Inc., Class A1	62,986	—	—	—	(1,980)	61,006	—
Aditya Vision, Ltd.	60,863	—	—	—	117	60,980	—
tonies SE, Class A1	48,978	—	1,426	(54)	3,526	51,024	—
Beazer Homes USA, Inc.[1]	56,716	—	—	—	(11,138)	45,578	—
Metaplanet, Inc.[1,3]	—	45,852	—	—	(1,738)	44,114	—
Dine Brands Global, Inc.	26,517	—	—	—	(959)	25,558	433
BNN Technology PLC[1,4]	— [6]	—	—	—	— [6]	— [6]	—
Boot Barn Holdings, Inc.[1,13]	344,641	25,732	173,287	57,230	(105,720)	—	—
CAVA Group, Inc.[1,13]	718,643	—	83,380	63,677	(113,634)	—	—
Melco Resorts & Entertainment, Ltd. (ADR)[1,13]	200,228	3,567	68,088	(8,609)	(34,923)	—	—
Pets at Home Group PLC[13]	140,017	—	62,286	(45,240)	1,862	—	1,127
Traeger, Inc.[1,13]	23,919	—	—	—	(8,385)	—	—
Victoria PLC[1,14]	10,425	—	3,885	(25,646)	19,106	—	—
						3,603,450
Information technology 5.04%
eMemory Technology, Inc.	500,365	—	—	—	106,406	606,771	—
Insight Enterprises, Inc.[1]	561,492	61,829	72,396	(4,422)	(156,092)	390,411	—
Impinj, Inc.[1]	346,479	94,533	—	—	(139,752)	301,260	—
Global Unichip Corp.	241,391	9,066	—	—	42,307	292,764	—
Dexerials Corp.	219,747	—	—	—	18,474	238,221	—
SMALLCAP World Fund — Page 20 of 29

unaudited
Investments in affiliates2 (continued)

	Value at 10/1/2024 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Value at 12/31/2024 (000)	Dividend or interest income (000)
Maruwa Co., Ltd.	$283,807	$20,328	$74,384	$28,237	$(22,358)	$235,630	$—
Silicon Laboratories, Inc.[1]	175,680	35,724	—	—	18,683	230,087	—
Kokusai Electric Corp.[3]	412,504	3,095	38,380	(23,560)	(141,408)	212,251	294
Kulicke and Soffa Industries, Inc.	212,083	—	19,208	(7,307)	15,394	200,962	883
Softcat PLC	269,109	9,957	56,961	(8,083)	(13,714)	200,308	6,740
PAR Technology Corp.[1,3]	79,165	—	12,443	1,937	29,491	98,150	—
PAR Technology Corp.[1,5]	43,685	—	—	—	17,271	60,956	—
Viavi Solutions, Inc.[1]	125,878	—	—	—	15,072	140,950	—
Money Forward, Inc.[1,3]	177,985	—	5,601	(6,064)	(40,292)	126,028	—
SHIFT, Inc.[1,3]	88,147	14,791	11,916	(6,351)	24,325	108,996	—
Esker SA	139,559	—	19,829	863	(12,354)	108,239	—
Megaport, Ltd.[1]	64,292	855	—	—	(7,099)	58,048	—
Tri Chemical Laboratories, Inc.[3]	63,038	—	—	—	(16,802)	46,236	—
SmartCraft ASA, Class A1	41,751	—	—	—	(6,049)	35,702	—
A&D HOLON Holdings Co., Ltd.	26,355	—	—	—	(4,225)	22,130	—
Noventiq Holdings PLC (GDR)[1,4,7]	26,863	—	—	—	(7,871)	18,992	—
Noventiq Holdings PLC (GDR)[1,4]	25	—	—	—	(7)	18	—
ALTEN SA, non-registered shares[13]	211,978	—	100,015	(58,251)	2,170	—	—
GFT Technologies SE13	35,308	288	2,456	(2,766)	(1,347)	—	—
SINBON Electronics Co., Ltd.[13]	143,736	5,694	63,093	(5,026)	(16,337)	—	—
Tanla Platforms, Ltd.[13]	79,209	—	18,991	7,203	(26,424)	—	—
Vitec Software Group AB, Class B13	164,554	—	8,947	(659)	(8,270)	—	201
						3,733,110
Financials 3.33%
360 ONE WAM, Ltd.	330,578	22,728	—	—	62,532	415,838	—
Essent Group, Ltd.	456,771	12,403	—	—	(70,072)	399,102	2,053
Glacier Bancorp, Inc.	277,140	5,985	—	—	27,232	310,357	4,041
Goosehead Insurance, Inc., Class A1	174,309	—	—	—	34,979	209,288	—
Independent Bank Group, Inc.[3]	46,293	162,254	—	—	(7,433)	201,114	389
Skyward Specialty Insurance Group, Inc.[1]	90,112	37,813	—	—	25,087	153,012	—
JTC PLC	134,149	29,603	—	—	(19,129)	144,623	—
JB Financial Group Co., Ltd.	125,209	24,954	—	—	(10,216)	139,947	850
AUB Group, Ltd.	137,133	—	—	—	(13,120)	124,013	—
IIFL Finance, Ltd.	146,965	—	17,863	2,307	(19,996)	111,413	—
Aptus Value Housing Finance India, Ltd.	117,137	—	—	—	(24,410)	92,727	651
Home First Finance Company India, Ltd.	—	30,809	—	—	1,441	32,250	—
Home First Finance Company India, Ltd.	33,900	—	—	—	(4,405)	29,495	—
Boku, Inc.[1,5]	44,468	—	—	—	2,153	46,621	—
Premium Group Co., Ltd.	37,278	—	—	—	3,694	40,972	—
Hellenic Exchanges - Athens Stock Exchange SA	17,725	—	—	—	(1,407)	16,318	—
BFF Bank SpA[13]	113,398	—	17,024	(1,552)	(12,682)	—	—
						2,467,090
Health care 1.81%
NovoCure, Ltd.[1]	101,963	25,374	—	—	109,284	236,621	—
Haemonetics Corp.[1]	206,241	8,593	4,904	1,070	(8,448)	202,552	—
Xenon Pharmaceuticals, Inc.[1]	206,694	—	17,558	1,517	(1,342)	189,311	—
BONESUPPORT Holding AB1	158,457	—	—	—	25,197	183,654	—
Structure Therapeutics, Inc. (ADR)[1,3]	189,715	6,262	1,524	(333)	(73,808)	120,312	—
Gubra AS1,3	95,887	—	—	—	12,660	108,547	—
SMALLCAP World Fund — Page 21 of 29

unaudited
Investments in affiliates2 (continued)

	Value at 10/1/2024 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Value at 12/31/2024 (000)	Dividend or interest income (000)
Establishment Labs Holdings, Inc.[1,3]	$58,089	$15,395	$—	$—	$5,955	$79,439	$—
agilon health, Inc.[1]	92,639	28,234	3,835	(2,320)	(56,077)	58,641	—
Rapport Therapeutics, Inc.[1,3]	35,654	—	—	—	(4,770)	30,884	—
Rapport Therapeutics, Inc.[1]	17,646	—	—	—	(2,361)	15,285	—
Surgical Science Sweden AB1	40,953	—	—	—	5,134	46,087	—
Semler Scientific, Inc.[1,3]	—	35,608	—	—	(4,795)	30,813	—
KalVista Pharmaceuticals, Inc.[1]	39,072	—	—	—	(10,494)	28,578	—
Vicore Pharma Holding AB1	—	10,033	—	—	(1,056)	8,977	—
Praxis Precision Medicines, Inc.[1,13]	51,099	—	—	—	17,246	—	—
Tandem Diabetes Care, Inc.[1,13]	165,549	2,783	78,177	(39,297)	2,633	—	—
						1,339,701
Consumer staples 0.61%
Kotobuki Spirits Co., Ltd.[3]	149,054	7,129	9,076	(2,282)	15,503	160,328	—
Redcare Pharmacy NV, non-registered shares[1]	172,116	29,187	32,987	(1,739)	(8,686)	157,891	—
Grocery Outlet Holding Corp.[1]	139,316	—	19,537	(26,271)	8,477	101,985	—
Humble Group AB1	34,618	3,068	—	—	(3,869)	33,817	—
						454,021
Materials 1.21%
APL Apollo Tubes, Ltd.	283,527	—	—	—	(8,693)	274,834	—
Materion Corp.	162,480	19,152	—	—	(19,768)	161,864	217
Sandstorm Gold, Ltd.	142,777	—	—	—	(9,994)	132,783	345
Ramkrishna Forgings, Ltd.	146,822	—	—	—	(20,293)	126,529	145
Fujimi, Inc.[3]	73,220	—	—	—	(6,648)	66,572	—
SigmaRoc PLC[1]	—	58,709	—	—	(3,136)	55,573	—
Asahi Yukizai Corp.[3]	40,066	—	—	—	(329)	39,737	—
MEC Co., Ltd.[3]	41,325	—	—	—	(6,122)	35,203	254
Major Drilling Group International, Inc.[1,14]	27,726	—	26,820	(1,949)	1,043	—	—
Sumitomo Bakelite Co., Ltd.[13]	142,688	—	13,842	(1,060)	(18,611)	—	—
						893,095
Communication services 0.37%
Baltic Classifieds Group PLC	119,099	—	—	—	(3,163)	115,936	364
Trustpilot Group PLC[1]	31,743	44,304	—	—	15,570	91,617	—
Future PLC	77,335	—	—	—	(11,261)	66,074	—
						273,627
Energy 0.66%
MEG Energy Corp.	263,996	10,098	—	—	(33,913)	240,181	1,027
Vallourec SA1,3	198,929	—	—	—	24,696	223,625	—
Savannah Energy PLC[1,4]	26,989	—	—	—	(1,717)	25,272	—
						489,078
Real estate 0.34%
Altus Group, Ltd.	143,576	—	—	—	(5,759)	137,817	370
Poly Property Services Co., Ltd., Class H	—	46,684	—	—	(2,906)	43,778	—
K-Fast Holding AB, Class B1	46,247	—	—	—	(18,288)	27,959	—
SRE Holdings Corp.[1,3]	39,823	—	3,466	(6,059)	(7,774)	22,524	—
Prisma Properties AB1	25,775	—	—	—	(4,744)	21,031	—
Embassy Office Parks REIT[13]	232,579	—	25,075	(833)	(16,025)	—	3,463
Safestore Holdings PLC[13]	132,224	—	35,732	(5,799)	(32,001)	—	—
						253,109
SMALLCAP World Fund — Page 22 of 29

unaudited
Investments in affiliates2 (continued)

	Value at 10/1/2024 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Value at 12/31/2024 (000)	Dividend or interest income (000)
Utilities 0.00%
Mytrah Energy, Ltd.[1,4]	$— [6]	$—	$—	$—	$— [6]	$— [6]	$—
Total common stocks						18,658,527
Preferred securities 0.16%
Information technology 0.06%
Skyryse, Inc., Series B, preferred shares[1,4,5]	36,627	—	—	—	4,073	40,700	—
Industrials 0.02%
Einride AB, Series B, preferred shares[1,4,5]	9,649	—	—	—	2,562	12,211	—
Einride AB, Series A, preferred shares[1,4,5]	87	—	—	—	23	110	—
						12,321
Financials 0.07%
PPRO Holding GmbH, Series B-1, 8.00% preferred shares[1,4,5]	47,941	—	—	—	3,039	50,980	—
Health care 0.01%
ClearNote Health, Inc., Series C, 5.00% noncumulative preferred shares[1,4,5]	10,565	—	—	—	—	10,565	—
Total preferred securities						114,566
Convertible stocks 0.01%
Information technology 0.01%
RealSelf, Inc., Series C, convertible preferred shares[4,5]	3,746	—	—	—	(520)	3,226	—
Convertible bonds & notes 0.00%
Information technology 0.00%
PayClip, Inc., convertible notes, 4.50% PIK 12/15/ 2028[4,5,9,13]	26,787	308	—	—	720	—	312
Health care 0.00%
ClearNote Health, Inc., convertible notes, 8.00% 10/28/ 2025[4,5]	2,000	—	—	—	—	2,000	40
Total convertible bonds & notes						2,000
Short-term securities 4.45%
Money market investments 4.37%
Capital Group Central Cash Fund 4.50%[11]	3,396,935	1,844,223	2,001,960	140	(86)	3,239,252	37,617
Money market investments purchased with collateral from securities on loan 0.08%
Capital Group Central Cash Fund 4.50%[11,12]	39,774	20,400 [15]				60,174	— [16]
Total short-term securities						3,299,426
Total 29.81%				$(50,392)	$(1,265,022)	$22,077,745	$68,858
Restricted securities5

	Acquisition date(s)	Cost (000)	Value (000)	Percent of net assets
PAR Technology Corp.[1,2]	3/8/2024	$32,420	$60,956	.08%
Relativity Space, Inc., Series D, preferred shares[1,4]	11/20/2020	32,000	48,599.07
Relativity Space, Inc., Series E, preferred shares[1,4]	5/27/2021	10,600	10,523.01
PsiQuantum Corp., Series D, preferred shares[1,4]	5/28/2021	35,000	56,384.08
Sail Biomedicines, Inc., Series B, 6.00% preferred shares[1,4]	8/10/2021	50,000	51,196.07
SMALLCAP World Fund — Page 23 of 29

unaudited
Restricted securities5 (continued)

	Acquisition date(s)	Cost (000)	Value (000)	Percent of net assets
PPRO Holding GmbH, Series B-1, 8.00% preferred shares[1,2,4]	1/28/2021	$48,694	$50,980	.07%
Zipline International, Inc., Series G, preferred shares[1,4]	6/7/2024	50,000	50,000.07
Pine Labs Pte., Ltd.[1,4]	5/12/2021	28,710	28,348.04
Pine Labs Pte., Ltd., Series J, cumulative preferred shares[1,4]	5/12/2021	21,291	21,022.03
Boku, Inc.[1,2]	2/1/2021-9/21/2021	48,584	46,621.06
Skyryse, Inc., Series B, preferred shares[1,2,4]	10/21/2021	40,700	40,700.05
QuintoAndar, Ltd., Series E-1, preference shares[1,4]	12/20/2021	50,000	36,629.05
TAE Technologies, Inc., Series 11, 4.00% perpetual cumulative convertible preferred shares[4]	8/27/2024	26,492	30,000.04
TAE Technologies, Inc., Series 12, 4.00% perpetual convertible preferred shares[4]	8/21/2024	2,904	2,904	.00 [17]
InSilico Medicine Cayman TopCo, Series D, preferred shares[1,4]	5/13/2022-7/18/2022	23,685	29,708.04
PayClip, Inc., convertible notes, 4.50% PIK 12/15/2028[4,9]	5/29/2024-12/16/2024	25,872	27,815.04
Dock, Ltd.[1,4]	10/19/2020	26,000	27,512.04
SiFive, Inc., Series F, preferred shares[1,4]	3/16/2022	25,000	27,475.04
BridgeBio Pharma, Inc.[1]	9/25/2023	26,333	26,498.04
KRY International AB, Series A1,4	5/13/2021	60,425	22,106.03
Tarana Wireless, Inc., Series 6, noncumulative convertible preferred shares[4]	2/18/2022	12,179	16,377.02
Tarana Wireless, Inc., Series 7, noncumulative convertible preferred shares[4]	6/27/2023	1,000	1,029	.00 [17]
Tarana Wireless, Inc., Class 7A, convertible preferred shares[4]	4/4/2024	1,000	1,029	.00 [17]
Tarana Wireless, Inc., Class C, warrants, expire 4/1/2029[1,4]	4/4/2024	— [6]	— [6]	.00 [17]
ANDPAD, Inc., Series D, preferred shares[1,4]	6/30/2022	19,506	17,331.02
Einride AB, Series B, preferred shares[1,2,4]	3/23/2021-5/6/2021	18,753	12,211.02
Einride AB1,2,4	7/16/2021-2/1/2023	10,542	4,010	.00 [17]
Einride AB, Series A, preferred shares[1,2,4]	10/11/2021	311	110	.00 [17]
Candid Therapeutics, Inc., Class B, noncumulative convertible preferred shares[4]	8/27/2024	20,000	15,833.02
Workrise Technologies, Inc., Series E, preferred shares[1,4]	3/8/2021	40,000	15,486.02
StockX, Inc., Series E-1, preferred shares[1,4]	4/15/2021	20,000	6,985.01
StockX, Inc.[1,4]	4/5/2021	14,682	5,085.01
StockX, Inc., Series AA, preferred shares[1,4]	4/5/2021	5,203	1,802	.00 [17]
StockX, Inc., Series B, preferred shares[1,4]	4/5/2021	281	97	.00 [17]
Patreon, Inc., Series E, preferred shares[1,4]	9/1/2020	11,944	9,154.01
Patreon, Inc., Class B1,4	10/26/2020-10/27/2020	3,255	2,490.01
Patreon, Inc., Series SEED, noncumulative preferred shares[1,4]	9/16/2020	2,790	2,138	.00 [17]
ClearNote Health, Inc., Series C, 5.00% noncumulative preferred shares[1,2,4]	4/26/2021	15,101	10,565.02
ClearNote Health, Inc., convertible notes, 8.00% 10/28/2025[2,4]	12/1/2022	2,000	2,000	.00 [17]
Yotpo, Ltd., Series F, preferred shares[1,4]	2/25/2021	18,329	6,750.01
Yotpo, Ltd.[1,4]	3/16/2021	5,475	2,122.01
Yotpo, Ltd., Series B, preferred shares[1,4]	3/16/2021	2,322	900	.00 [17]
Yotpo, Ltd., Series C, preferred shares[1,4]	3/16/2021	2,211	857	.00 [17]
Yotpo, Ltd., Series A-1, preferred shares[1,4]	3/16/2021	1,483	575	.00 [17]
Yotpo, Ltd., Series A, preferred shares[1,4]	3/16/2021	723	280	.00 [17]
Yotpo, Ltd., Series C-1, preferred shares[1,4]	3/16/2021	613	238	.00 [17]
Yotpo, Ltd., Series D, preferred shares[1,4]	3/16/2021	341	132	.00 [17]
Yotpo, Ltd., Series B-1, preferred shares[1,4]	3/16/2021	273	106	.00 [17]
Kandou Holding SA, Series D, preferred shares[1,4]	11/17/2021-8/18/2023	30,800	6,204.01
Kandou Holding SA, Term Loan, 7.00% 3/1/2025[4,10]	8/20/2024	5,000	5,000.01
SMALLCAP World Fund — Page 24 of 29

unaudited
Restricted securities5 (continued)

	Acquisition date(s)	Cost (000)	Value (000)	Percent of net assets
Kandou Holding SA, warrants, expire 8/18/2028[1,4]	8/18/2023	$— [6]	$— [6]	.00%[17]
Outreach Corp., Series G, preferred shares[1,4]	5/27/2021	45,482	11,111.01
RealSelf, Inc., Series C, convertible preferred shares[2,4]	4/18/2018	19,000	3,226	.00 [17]
Foursquare Labs, Inc., Series A1,4	12/3/2013	20,000	1,616	.00 [17]
Foursquare Labs, Inc., Series A, warrants, expire 12/4/2033[1,4]	8/22/2014	— [6]	1	.00 [17]
ABL Space Systems Co., Class A-10, noncumulative convertible preferred shares[4]	12/14/2023	2,439	998	.00 [17]
ABL Space Systems Co., Class A-8, noncumulative convertible preferred shares[4]	3/24/2021	35,000	616	.00 [17]
Total		$1,052,748	$860,440	1.16%

[1]	Security did not produce income during the last 12 months.
[2]	Affiliate of the fund or part of the same “group of investment companies“ as the fund, as defined under the Investment Company Act of 1940, as amended.
[3]	All or a portion of this security was on loan. The total value of all such securities was $1,019,140,000, which represented 1.38% of the net assets of the fund.
[4]	Value determined using significant unobservable inputs.
[5]
Restricted security, other than Rule 144A securities or commercial paper issued pursuant to Section 4(a)(2) of the Securities Act of 1933. The total value of all such restricted securities was $860,440,000, which represented 1.16% of the net assets of the fund.

[6]	Amount less than one thousand.
[7]
Acquired in a transaction exempt from registration under Rule 144A or, for commercial paper, Section 4(a)(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $24,880,000, which represented .03% of the net assets of the fund.

[8]
Security is subject to a contractual sale restriction (lockup). The total value of all such securities was $12,228,000, which represented 0.02% of the net assets of the fund. The remaining lockup period is generally less than one year; and early lockup release provisions may be applicable based on certain set milestones or condition in accordance with legal documents.

[9]	Payment in kind; the issuer has the option of paying additional securities in lieu of cash. Payment methods and rates are as of the most recent payment when available.
[10]
Loan participations and assignments; may be subject to legal or contractual restrictions on resale. The total value of all such loans was $5,000,000, which represented .01% of the net assets of the fund.

[11]	Rate represents the seven-day yield at 12/31/2024.
[12]	Security purchased with cash collateral from securities on loan.
[13]	Affiliated issuer during the reporting period but no longer an affiliate at 12/31/2024. Refer to the investment portfolio for the security value at 12/31/2024.
[14]	Affiliated issuer during the reporting period but no longer held at 12/31/2024.
[15]	Represents net activity.
[16]	Dividend income is included with securities lending income and is not shown in this table.
[17]	Amount less than .01%.
Valuation disclosures

Capital Research and Management Company (“CRMC”), the fund’s investment adviser, values the fund’s investments at fair value as defined by accounting principles generally accepted in the United States of America. The net asset value per share is calculated once daily as of the close of regular trading on the New York Stock Exchange, normally 4 p.m. New York time, each day the New York Stock Exchange is open. Security transactions are recorded by the fund as of the date the trades are executed with brokers. Assets and liabilities, including investment securities, denominated in currencies other than U.S. dollars are translated into U.S. dollars at the exchange rates supplied by one or more pricing vendors on the valuation date.
Methods and inputs — The fund’s investment adviser uses the following methods and inputs to establish the fair value of the fund’s assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.
Equity securities, including depositary receipts, are generally valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market on which the security trades.
SMALLCAP World Fund — Page 25 of 29

unaudited
Fixed-income securities, including short-term securities, are generally valued at evaluated prices obtained from third-party pricing vendors. Vendors value such securities based on one or more of the inputs described in the following table. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed-income securities in which the fund is authorized to invest. However, these classifications are not exclusive, and any of the inputs may be used to value any other class of fixed-income security.
Fixed-income class	Examples of standard inputs
All
Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)

Corporate bonds, notes & loans; convertible securities	Standard inputs and underlying equity of the issuer
Bonds & notes of governments & government agencies	Standard inputs and interest rate volatilities
Mortgage-backed; asset-backed obligations	Standard inputs and cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information
Securities with both fixed-income and equity characteristics, or equity securities traded principally among fixed-income dealers, are generally valued in the manner described for either equity or fixed-income securities, depending on which method is deemed most appropriate by the fund’s investment adviser. The Capital Group Central Cash Fund (“CCF”), a fund within the Capital Group Central Fund Series (“Central Funds“), is valued based upon a floating net asset value, which fluctuates with changes in the value of CCF’s portfolio securities. The underlying securities are valued based on the policies and procedures in CCF’s statement of additional information.
Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the fund’s investment adviser are fair valued as determined in good faith under fair valuation guidelines adopted by the fund’s investment adviser and approved by the board of directors as further described. The investment adviser follows fair valuation guidelines, consistent with U.S. Securities and Exchange Commission rules and guidance, to consider relevant principles and factors when making fair value determinations. The investment adviser considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security, restrictions on resale of the security, relevant financial or business developments of the issuer, actively traded similar or related securities, dealer or broker quotes, conversion or exchange rights on the security, related corporate actions, significant events occurring after the close of trading in the security, and changes in overall market conditions. In addition, the closing prices of equity securities that trade in markets outside U.S. time zones may be adjusted to reflect significant events that occur after the close of local trading but before the net asset value of each share class of the fund is determined. Fair valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.
Processes and structure — The fund’s board of directors has designated the fund’s investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Committee”) to administer, implement and oversee the fair valuation process and to make fair value decisions. The Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation team. The Committee reviews changes in fair value measurements from period to period, pricing vendor information and market data, and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews facilitated by the investment adviser’s global risk management group. The Committee reports changes to the fair valuation guidelines to the board of directors. The fund’s board and audit committee also regularly review reports that describe fair value determinations and methods.
Classifications — The fund’s investment adviser classifies the fund’s assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Certain securities trading outside the U.S. may transfer between Level 1 and Level 2 due to valuation adjustments resulting from significant market movements following the close of local trading. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The table on the following page present the fund’s valuation levels as of December 31, 2024 (dollars in thousands):
SMALLCAP World Fund — Page 26 of 29

unaudited

	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Common stocks:
Industrials	$9,451,851	$7,813,929	$4,010	$17,269,790
Consumer discretionary	8,984,425	3,929,953	5,085	12,919,463
Information technology	6,352,774	5,099,559	53,698	11,506,031
Financials	5,536,230	4,708,367	28,348	10,272,945
Health care	5,293,192	3,144,347	22,106	8,459,645
Consumer staples	964,041	1,394,057	—	2,358,098
Materials	1,111,703	1,158,009	—	2,269,712
Communication services	541,863	1,343,846	—	1,885,709
Energy	1,280,341	280,230	25,272	1,585,843
Real estate	553,251	774,073	—	1,327,324
Utilities	295,641	198,062	— *	493,703
Preferred securities	47,334	—	526,248	573,582
Rights & warrants	176	5,905	3,973	10,054
Convertible stocks	—	—	72,012	72,012
Convertible bonds & notes	—	36,464	31,894	68,358
Bonds, notes & other debt instruments	—	—	5,000	5,000
Short-term securities	3,624,182	—	—	3,624,182
Total	$44,037,004	$29,886,801	$777,646	$74,701,451
The following table reconciles the valuation of the fund’s Level 3 investment securities and related transactions for the three months ended
December 31, 2024 (dollars in thousands):
	Beginning value at 10/1/2024	Transfers into Level 3†	Purchases	Sales	Net realized gain (loss)	Unrealized depreciation	Transfers out of Level 3†	Ending value at 12/31/2024
Investment securities	$780,767	$—	$89,639	$(89,331)	$—	$(3,429)	$—	$777,646
Net unrealized depreciation during the period on Level 3 investment securities held at December 31, 2024								$(64,638)
*
Amount less than one thousand
†
Transfers into or out of Level 3 are based on the beginning market value of the quarter in which they occurred. These transfers are the result of changes in the availability of pricing sources and/or in the observability of significant inputs used in valuing the securities.
Unobservable inputs — Valuation of the fund’s Level 3 securities is based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The table on the following pages provides additional information used by the fund’s investment adviser to fair value the fund’s Level 3 securities (dollars in thousands):
SMALLCAP World Fund — Page 27 of 29

unaudited
	Value at 12/31/2024	Valuation techniques	Unobservable inputs	Range (if applicable)	Weighted average*	Impact to valuation from an increase in input†
Common stocks	$138,519	Market compa- rables	EV/Gross Profit multiple	17.6x	17.6x	Increase
			EV/EBITDA multiple	8.5	8.5	Increase
			Discount to EV/EBITDA multiple	25%	25%	Decrease
			EV/Sales multiple	2.2x - 7.9x	5.0x	Increase
			Net adjustment (increase) based on movement of market compa- rables	4%	4%	Increase
			Net adjustment (decrease) based on movement of market comparables	34% - 48%	41%	Decrease
			DLOM	9% - 15%	14%	Decrease
			Risk discount	10% - 15%	10%	Decrease
		Market approach	Transaction price	Not applicable	Not applicable	Not applicable
			Discount to last trade price	20%	20%	Decrease
		Transaction	Transaction price	Not applicable	Not applicable	Not applicable
		Estimated recovery value	Expected proceeds	Not applicable	Not applicable	Not applicable
			De minimis	Not applicable	Not applicable	Not applicable
Preferred securities	$526,248	Transaction	Transaction price	Not applicable	Not applicable	Not applicable
			Discount to transaction price	30%	30%	Decrease
			Discount for uncertainty	5% - 10%	8%	Decrease
		Discounted cash flow	WACC	9% - 10%	10%	Decrease
			Risk discount	10% - 95%	65%	Decrease
			Weight ascribed to discounted cash flow	50%	50%	Not applicable
		Market compa- rables	EV/Sales multiple	2.7x - 18.0x	8.4x	Increase
			EV/Gross Profit multiple	14.3x - 17.6x	16.7x	Increase
			Price/Sales multiple	9.3x	9.3x	Increase
			Net adjustment (decrease) based on movement of market comparables	8% - 54%	38%	Decrease
			Net adjustment (increase) based on movement of market compa- rables	13% - 37%	23%	Increase
			Discount to Price/Sales multiple	15%	15%	Decrease
			Discount to EV/Sales multiple	10%	10%	Decrease
			DLOM	9% - 16%	13%	Decrease
			Weight ascribed to market comparables	50%	50%	Not applicable
			Risk discount	15% - 35%	26%	Decrease
		Estimated recovery value	Expected proceeds	Not applicable	Not applicable	Not applicable
			Discount for uncertainty	20%	20%	Decrease
Rights & warrants	$3,973	Black-Scholes	Underlying share price	Not applicable	Not applicable	Not applicable
			Implied volatility	30%	30%	Increase
		Estimated recovery value	De minimis	Not applicable	Not applicable	Not applicable
		Transaction	Transaction price	Not applicable	Not applicable	Not applicable
Convertible stocks	$72,012	Market compa- rables	EV/Sales multiple	2.1x - 7.9x	7.0x	Increase
			Net adjustment (increase) based on movement of market compa- rables	4%	4%	Increase
			Net adjustment (decrease) based on movement of market comparables	21%	21%	Decrease
			DLOM	14%	14%	Decrease
		Transaction	Transaction price	Not applicable	Not applicable	Not applicable
SMALLCAP World Fund — Page 28 of 29

unaudited
	Value at 12/31/2024	Valuation techniques	Unobservable inputs	Range (if applicable)	Weighted average*	Impact to valuation from an increase in input†
Convertible bonds & notes	$31,894	Transaction	Transaction price	Not applicable	Not applicable	Not applicable
		Accreted value method	Redemption price	Not applicable	Not applicable	Not applicable
			Yield	15%	15%	Decrease
		Indicative market quotation	Broker quote	Not applicable	Not applicable	Not applicable
Bonds, notes & other debt instruments	$5,000	Transaction	Transaction price	Not applicable	Not applicable	Not applicable
Total	$777,646
*
Weighted average is by relative fair value.
†
This column represents the directional change in fair value of the Level 3 securities that would result in an increase from the corresponding input. Significant increases and decreases in these inputs in isolation could result in significantly higher or lower fair value measurements.
Key to abbreviation(s)
ADR = American Depositary Receipts
CAD = Canadian dollars
CDI = CREST Depository Interest
DLOM = Discount for lack of marketability
EBITDA = Earnings before interest, tax, depreciation, and amortization
EV = Enterprise value
GDR = Global Depositary Receipts
PIK = Payment In Kind
REIT = Real Estate Investment Trust
SEK = Swedish kronor
USD = U.S. dollars
WACC = Weighted average cost of capital
Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.
Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the fund prospectus and summary prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at (800) 421-4225 or visit the Capital Group website at capitalgroup.com.
All Capital Group trademarks mentioned are owned by The Capital Group Companies, Inc., an affiliated company or fund. All other company and product names mentioned are the property of their respective companies.
Capital Client Group, Inc., member FINRA.
© 2025 Capital Group. All rights reserved.
MFGEFP1-035-0225
SMALLCAP World Fund — Page 29 of 29